Accounts receivable - Aging of accounts receivables (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Account receivable
Beginning balance	$ 8,992	$ 31,986	$ 38,223
(Decrease) increase in the provision	18,342	(241)	(5,960)
Cancelation	(5,542)
Write-off	(1,033)	(22,753)	(277)
Ending balance	20,759	8,992	$ 31,986
Financial assets past due but not impaired
Account receivable
Gross book value	812,359
Collateral	1,592,601
Beginning balance	8,992
(Decrease) increase in the provision	18,342
Cancelation	(5,542)
Write-off	(1,033)
Ending balance	20,759	8,992
Financial assets past due but not impaired | Airports
Account receivable
Gross book value	784,108
Collateral	1,584,553
Beginning balance	8,847
(Decrease) increase in the provision	15,156
Cancelation	(5,542)
Write-off	(1,033)
Ending balance	$ 17,428	8,847
Financial assets past due but not impaired | Airports | Bottom of range
Account receivable
Probability of default in range	0.00%
Loss due to default range	0.00%
Financial assets past due but not impaired | Airports | Top of range
Account receivable
Probability of default in range	100.00%
Loss due to default range	100.00%
Financial assets past due but not impaired | Others
Account receivable
Gross book value	$ 28,251
Collateral	8,048
Beginning balance	145
(Decrease) increase in the provision	3,186
Ending balance	$ 3,331	$ 145
Financial assets past due but not impaired | Others | Bottom of range
Account receivable
Probability of default in range	0.00%
Loss due to default range	0.00%
Financial assets past due but not impaired | Others | Top of range
Account receivable
Probability of default in range	100.00%
Loss due to default range	100.00%